Nota 54 Deferred annual variable remuneration from previous financial years (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 1,635	€ 842
Deferred annual variable remuneration BBVA directors in shares	423,729	196,566
Board of Directors Chairman [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 1,011	€ 510
Deferred annual variable remuneration BBVA directors in shares	257,605	135,284
Board of Directors Chairman [Member] | 2021 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 215	€ 0
Deferred annual variable remuneration BBVA directors in shares	57,325	0
Board of Directors Chairman [Member] | 2020 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares	0	0
Board of Directors Chairman [Member] | 2019 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 513	€ 0
Deferred annual variable remuneration BBVA directors in shares	136,587	0
Board of Directors Chairman [Member] | 2018 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 128	€ 364
Deferred annual variable remuneration BBVA directors in shares	35,795	107,386
Board of Directors Chairman [Member] | 2017 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 154	€ 146
Deferred annual variable remuneration BBVA directors in shares	27,898	27,898
Chief Executive Officer [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 624	€ 332
Deferred annual variable remuneration BBVA directors in shares	166,124	61,282
Chief Executive Officer [Member] | 2021 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 164	€ 0
Deferred annual variable remuneration BBVA directors in shares	43,552	0
Chief Executive Officer [Member] | 2020 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares	0	0
Chief Executive Officer [Member] | 2019 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 460	€ 0
Deferred annual variable remuneration BBVA directors in shares	122,572	0
Chief Executive Officer [Member] | 2018 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 332
Deferred annual variable remuneration BBVA directors in shares	0	61,282
Chief Executive Officer [Member] | 2017 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares	0	0